Other Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Expense
Exchange loss		$ 48,430
Loss on disposal of equipment	232,171
Others	3,688	3,937
Total other expense	$ 235,859	$ 52,367